Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15: - SUBSEQUENT EVENTS

a.	On January 23, 2024, the Board approved an increase in the number of Ordinary Shares reserved for issuance under the Company’s 2023 Equity Incentive Plan by 1,500,000 Ordinary Shares from 1,500,000 to 3,000,000.

b.	On January 30, 2024, the Board approved the grant of 867,814 RSUs to officers and certain employees of the Company. Such RSUs have vesting schedules of 2-4 years, commencing as of the date of grant.

c.	On February 13, 2024, the Company’s former Chief Executive Officer retired from his position and was replaced by a new Chief Executive Officer who was appointed by the Board to commence on February 14, 2024.